Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)	Apr. 01, 2024	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023	Nov. 11, 2022	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period				0.75%
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required				0.0450
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required		0.0315				0.0300
Capital conservation buffer	2.50%		2.50%
G-SIB surcharge	1.50%		1.50%
Countercyclical buffer	0.16%		0.16%
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period				50.00%	50.00%	50.00%
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 20,145,046		¥ 19,817,830
Total capital (to risk-weighted assets): Actual ratio	0.1883		0.1782
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 17,804,875		¥ 17,479,730
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1665		0.1572
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 15,169,261		¥ 15,041,314
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1418		0.1353
Leverage Ratio: Actual amount	¥ 17,804,875		¥ 17,479,730
Leverage Ratio: Actual ratio	0.0529		0.0519
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 13,002,746		¥ 13,517,077
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1216		0.1216
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 10,864,137		¥ 11,293,874
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1016		0.1016
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 9,260,180		¥ 9,626,471
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0866		0.0866
Leverage Ratio: Amount for capital adequacy purposes	¥ 13,273,327		¥ 12,615,964
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0395		0.0375
Consolidated, MUFG | FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	2.50%		2.50%
G-SIB surcharge	1.50%		1.50%
Consolidated, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 16,477,609		¥ 15,915,058
Total capital (to risk-weighted assets): Actual ratio	0.1963		0.1811
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 14,843,203		¥ 14,153,613
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1768		0.1611
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 12,675,137		¥ 12,126,413
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1510		0.1380
Leverage Ratio: Actual amount	¥ 14,843,203		¥ 14,153,613
Leverage Ratio: Actual ratio	0.0545		0.0523
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,714,352		¥ 7,026,643
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800		0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,035,764		¥ 5,269,982
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600		0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,776,823		¥ 3,952,486
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450		0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 8,566,333		¥ 8,104,067
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315		0.0300
Consolidated, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 1,941,654		¥ 2,121,699
Total capital (to risk-weighted assets): Actual ratio	0.1996		0.2042
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,596,399		¥ 1,852,135
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1641		0.1783
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,318,755		¥ 1,616,473
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1356		0.1556
Leverage Ratio: Actual amount	¥ 1,596,399		¥ 1,852,135
Leverage Ratio: Actual ratio	0.0590		0.0634
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 777,957		¥ 830,995
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800		0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 583,468		¥ 623,247
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600		0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 437,601		¥ 467,435
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450		0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 851,341		¥ 876,017
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315		0.0300
Stand-alone, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 12,248,919		¥ 12,279,192
Total capital (to risk-weighted assets): Actual ratio	0.1707		0.1629
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 10,940,244		¥ 10,839,039
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1524		0.1438
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,830,971		¥ 8,872,411
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1230		0.1177
Leverage Ratio: Actual amount	¥ 10,940,244		¥ 10,839,039
Leverage Ratio: Actual ratio	0.0451		0.0450
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,739,789		¥ 6,029,065
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800		0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,304,842		¥ 4,521,799
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600		0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,228,631		¥ 3,391,349
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450		0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 7,634,457		¥ 7,221,205
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315		0.0300
Stand-alone, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,176,037		¥ 2,209,640
Total capital (to risk-weighted assets): Actual ratio	0.2006		0.1903
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,832,137		¥ 1,941,116
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1689		0.1672
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,556,637		¥ 1,707,616
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1435		0.1471
Leverage Ratio: Actual amount	¥ 1,832,137		¥ 1,941,116
Leverage Ratio: Actual ratio	0.0721		0.0709
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 867,561		¥ 928,478
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800		0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 650,671		¥ 696,359
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600		0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 488,003		¥ 522,269
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450		0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 800,252		¥ 821,320
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315		0.0300